Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
EQUITY
Common shares, shares issued (in shares)	93,546,663	93,414,672
Common shares, shares outstanding (in shares)	93,546,663	93,414,672
Common shares, par value (in dollars per share)	$ 1.00	$ 1